Shareholders' equity - Accumulated other comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	$ 2,482,186	$ 2,862,435	$ 2,867,371
Translation adjustment on foreign investments	(138,840)	(21,115)	(9,959)
Ending balance	1,621,244	2,482,186	2,862,435
Attributable to NEXA's shareholders	1,377,445	2,109,577
Attributable to non-controlling interests	243,799	372,609
Accumulated other comprehensive income
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(129,640)	(109,404)	(97,253)
Translation adjustment on foreign investments	(138,840)	(21,115)	(9,959)
Cash flow hedge accounting	3	879	(2,192)
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(875)
Ending balance	(269,352)	(129,640)	(109,404)
Attributable to NEXA's shareholders	(229,491)
Attributable to non-controlling interests	(39,861)
Cumulative translation adjustment
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(130,903)	(109,788)	(99,829)
Translation adjustment on foreign investments	(138,840)	(21,115)	(9,959)
Ending balance	(269,743)	(130,903)	(109,788)
Hedge accounting
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	1,263	384	2,576
Cash flow hedge accounting	3	879	(2,192)
Ending balance	1,266	$ 1,263	$ 384
Changes in fair value of financial liabilities
Reconciliation of changes in accumulated other comprehensive income
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(875)
Ending balance	$ (875)